Organization and Principal Activities (Tables)	9 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

	Percentage of effective ownership
	September 30,
Name	Date of incorporation	2025	2024	Place of incorporation	Principal activities
		%	%
Sagtec Global Limited	October 31, 2023	—	—	British Virgin Islands	Holding company
Sagtec Group Sdn Bhd	June 11, 2018	98.04	98.04	Malaysia	Food & beverage SAAS
CL Technologies (International) Sdn Bhd	February 14, 2019	94.95	94.95	Malaysia	Food & beverage software & server hosting